Net defined benefit liability - Summary of Expected Contribution Payments to Defined Benefit Plan (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Total expected payments	$ 24,326	$ 25,188
Up to one year [member]
Disclosure of defined benefit plans [line items]
Total expected payments	2,202	2,299
More than one year but less than five years [member]
Disclosure of defined benefit plans [line items]
Total expected payments	8,853	8,777
Over five years [member]
Disclosure of defined benefit plans [line items]
Total expected payments	$ 13,271	$ 14,112